SCHEDULE OF COMMON SHARES ISSUED (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Opening balance, shares	29,461,811	28,836,355	28,808,230
Opening balance, value	$ 114,586,260	$ 112,144,172	$ 112,028,194
Funds from the exercise of stock options, shares	1,001,519	330,284	28,125
Funds from the exercise of stock options, value	$ 3,124,392	$ 794,808	$ 60,028
Fair value of stock options exercised, shares
Fair value of stock options exercised , value	$ 2,699,042	$ 768,356	$ 55,950
Funds from the exercise of warrants, shares	3,144,750	74,400
Funds from the exercise of warrants, value	$ 12,994,358	$ 293,642
Fair value of exercised warrants, shares
Fair value of exercised warrants, value	$ 5,351,586	$ 127,964
Issued on the conversion of convertible debentures, shares	1,119,750	123,500
Issued on the conversion of convertible debentures, value	$ 3,571,342	$ 369,545
Fair value of warrants issued on conversion of convertible debentures, shares	(1,229,305)
Fair value of warrants issued on conversion of convertible debentures, value		$ (146,858)
Exercise of warrants issued in conjunction with debt financing, shares		94,245
Exercise of warrants issued in conjunction with debt financing, value		$ 221,620
Shares issued to settle accounts payable, shares	1,678	3,027
Shares issued to settle accounts payable, value	$ 13,814	$ 13,011
Funds from Common shares issued on privale placement, shares	1,764,720
Funds from Common shares issued on privale placement, value	$ 11,815,595
Fair value of warrants issued on private placement, shares
Fair value of warrants issued on private placement, value	$ (3,766,007)
Share issue costs, shares
Share issue costs, value	$ (1,143,034)
Fair value of broker warrants issued as share issue costs, shares
Fair value of broker warrants issued as share issue costs, value	$ (288,197)
Ending balance, shares	36,494,228	29,461,811	28,836,355
Ending balance, value	$ 147,729,846	$ 114,586,260	$ 112,144,172